Noninterest income (Tables)	12 Months Ended
Mar. 31, 2022
Summary of Noninterest Income
Details of Noninterest income for the fiscal years ended March 31, 2020, 2021 and 2022 are as follows:

	2020	2021	2022

	(in millions of yen)
Fee and commission income:
Securities-related business (1)	139,124	170,216	184,014
Deposits-related business (1)	14,668	15,162	15,358
Lending-related business (2)(4)	142,752	158,921	162,953
Remittance business (1)	112,275	109,111	103,979
Asset management business (1)	98,720	104,753	122,014
Trust-related business (1)	129,298	122,215	141,365
Agency business (1)	31,879	31,331	36,899
Guarantee-related business (3)	28,974	31,665	35,296
Fees for other customer services (1)	170,195	169,310	178,122

Total Fee and commission income	867,885	912,684	980,000

Foreign exchange gains (losses)—net (3)	44,345	89,267	91,611
Trading account gains (losses)—net (2)	745,692	120,596	(491,947)
Investment gains (losses)—net:
Debt securities (3)	31,032	(22,032)	(14,777)
Equity securities (3)	(557,391)	850,567	(60,563)
Equity in earnings (losses) of equity method investees—net (3)	34,012	31,027	34,587
Gains on disposal of premises and equipment (3)	2,583	7,125	9,943
Other noninterest income (2)(5)	139,582	52,086	120,936

Total	1,307,740	2,041,320	669,790

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 27 “Fair value” for further details.